DEFERRED INCOME TAXES - Components of Unrecognized Deferred Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	€ (259)	€ (321)
Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(84)	(153)
Long-term assets
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(104)	(107)
Pensions
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(20)	(18)
Other
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(51)	(43)
Deductible temporary differences
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(175)	(168)
Expiring within 5 years | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(2)	(45)
Expiring after 5 years and limited | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(62)	(89)
Unlimited | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	€ (20)	€ (19)